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INTERMEDIATE BOND FUND OF AMERICA

[cover photograph: sailboat at sunset]

Semi-annual report for the six months ended February 28, 2003

INTERMEDIATE BOND FUND OF AMERICA(R)

Intermediate Bond Fund of America is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Intermediate Bond Fund of America seeks to earn current income, consistent with preservation of capital, by investing primarily in fixed-income securities with an average effective maturity of no more than five years and with quality ratings of A or better (as rated by Standard & Poor's Corporation or Moody's Investors Service) or equivalent unrated securities. The fund's investments include U.S. government and federal agency securities; pass-through securities, such as mortgage- and asset-backed securities; and high-quality corporate obligations.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2003 (the most recent calendar quarter):

CLASS A SHARES                              1 YEAR       5 YEARS       10 YEARS
reflecting 3.75% maximum sales charge       +3.59%       +5.41%         +5.43%

The fund's 30-day yield for Class A shares as of March 31, 2003, reflecting the 3.75% maximum sales charge, and calculated in accordance with the Securities and Exchange Commission formula, was 2.46%. The fund's distribution rate for Class A shares as of that date was 2.50%. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund's past dividends paid to shareholders. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on page 36. Please see the inside back cover for important information about other share classes. For the most current investment results, please refer to americanfunds.com.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY.

FELLOW SHAREHOLDERS:

Over the past six months, the health of the economy and the prospect of war weighed heavily on investors and the fixed-income markets. Intermediate Bond Fund of America produced positive results during this period of uncertainty by pursuing a conservative posture focused on high-quality, short-term bonds.

For the six months ended February 28, 2003, the fund produced a total return of 2.8%, which reflects dividends paid by the fund and a modest increase (1.1%) in the fund's share price. Shareholders received monthly dividends totaling 23.7 cents a share. Those who reinvested dividends earned an income return of 1.71% (3.42% annualized). Those who elected to receive dividends in cash recorded an income return of 1.70% (3.39% annualized).

The fund's total return nonetheless fell short of the 3.6% average return of the 147 Short-Intermediate Investment-Grade Debt funds tracked by Lipper and the 3.7% return of the unmanaged Citigroup* Broad Investment-Grade (BIG) Medium-Term Bond Index (one to seven years). Index returns do not include expenses.

*On April 7, 2003, The Salomon Smith Barney indexes were renamed for Citigroup.

ECONOMIC AND MARKET REVIEW

When the fund's fiscal year began on September 1, 2002, stock prices were falling and bond prices, particularly high-quality bond prices, were rising. Treasuries and other government instruments rallied as investors clamored for security amid deepening frustrations with corporate securities, both stocks and bonds.

[Begin Sidebar]
RESULTS AT A GLANCE
(as of February 28, 2003, with all distributions reinvested)

                                      AVERAGE ANNUAL
                                      COMPOUND RETURN         TOTAL RETURN

1 year                                       --                   +6.69%
5 years                                   +6.28%                 +35.60
10 years                                  +5.91                  +77.49
Lifetime (since February 19, 1988)        +6.95                 +174.52
[End Sidebar]

In early October, investor sentiment began to shift as expectations for an economic recovery gathered steam. Treasury prices fell and interest rates rose as stock prices bounced off their lows for 2002. The stock market rebound also gave a lift to the beleaguered corporate bond market, which had become exceedingly cheap when compared to Treasury debt. In an effort to support the fragile recovery, the Federal Reserve Board lowered short-term interest rates half a point to 1.25% on November 6.

From late November through the end of February, bond markets again grew especially sensitive to gyrations in the stock market and prospects of war. By the end of the reporting period, bond yields were significantly lower once again. Yields on benchmark Treasury bonds, for example, had dipped to their lowest levels in more than forty years and continued to tumble well into March. For the six-month period, corporate bonds posted some of the best returns; they were followed by smaller gains for mortgage-backed securities and government debt. In general, lower rated corporate bonds posted higher returns than did high-quality debt, and returns on longer maturity bonds were slightly better than those for short-term debt.

HOW THE FUND RESPONDED

The recent reporting period -- indeed the past eighteen months or so -- have been an extraordinary time for most investors. Bonds took favor while stocks slumped, and yields plunged to levels not seen since Eisenhower was in office. In light of these historic trends, the fund's portfolio counselors have assumed a decidedly cautious investment posture, anticipating a rise in interest rates by emphasizing short-term investments. This emphasis contributed to the fund's modestly lower return versus its peers during the period.

Over the past year, interest rates have steadily declined, raising prices on many bonds, notably Treasuries and other government obligations. But with rates now at historic lows, it is difficult to envision them declining further. Indeed, the fund's portfolio counselors fear that the next substantive rate move could be toward the upside. If so, longer maturity bonds would suffer greater price declines than would short-term bonds. To help protect the fund against an eventual rise in interest rates, the portfolio counselors have gradually reduced the average life of portfolio holdings to 2.6 years from 3.2 years a year ago. Consequently, the fund's average maturity is notably shorter than the average of its peers -- 3.2 years, as calculated by Lipper.

Apart from the overall maturity structure, the portfolio counselors have also increased the credit quality of the portfolio. Bonds rated AAA now total more than 70% of portfolio holdings, up from 65% in August. U.S. Treasury obligations account for much of the increase, although the fund's exposure to federal agency mortgage-backed bonds also rose during the reporting period. Government holdings help to preserve the fund's high level of credit quality and maintain stability during times of turmoil. Additionally, government securities, including agency debt and mortgage-backed bonds, have consistently produced attractive returns during these many months of economic uncertainty.

Corporate bond holdings were largely unchanged at 19% percent of net assets, and returns from this sector were mixed. Asset-backed securities dipped to 11% of portfolio assets from 13%. The fund's holdings in this sector are generally high quality and have contributed solidly to returns; however, the portfolio counselors have found more attractive investment opportunities elsewhere of late. Despite a significant influx of funds, the Intermediate Bond Fund of America reported a cash balance of 8.8% at the close of the reporting period, down from 13.2% when the period began.

CHOICES THAT REWARD OVER THE LONG TERM

Over the past twelve months, Intermediate Bond Fund of America more than doubled in assets and the number of shareholder accounts soared 167%. While we are certainly pleased by this growth, we are also extremely mindful of the responsibility that has been entrusted to us. Preservation of capital is one of the fund's objectives and, given current market conditions, one that has undoubtedly attracted many shareholders. Given this objective and the current challenges facing our country and our economy, we believe that our conservative investment approach is especially prudent and warranted. The value of this approach may not be evident over weeks or months, but rather over years, as illustrated in the table on page 1.

We take this opportunity to welcome our many new shareholders. We hope that you will take the time to learn more about the American Funds family and our investment approach by logging on to our website at www.americanfunds.com.

Cordially,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Chairman of the Board

/s/ John H. Smet
John H. Smet
President

April 15, 2003



INVESTMENT PORTFOLIO      February 28, 2003
unaudited

[Begin pie chart]
Federal agency mortgage-backed                          29.2%
Corporate bonds                                         19.2%
U.S. Treasury notes and bonds                           17.5%
Asset-backed obligations                                11.2%
Federal agency debentures                                6.5%
Commercial mortgage-backed securities                    5.4%
Other                                                    2.2%
Cash & equivalents                                       8.8%
[End pie chart]


                                                                                                 Principal         Market
                                                                                                    amount          value
Bonds & notes                                                                                        (000)          (000)

Federal agency mortgage-backed (1) -  29.20%
Federal agency mortgage pass-through obligations  -  25.84%
Fannie Mae:
 5.00% 2018                                                                                        $5,000         $5,146
 5.50% 2016 - 2033                                                                                171,984        179,240
 6.00% 2013 - 2033                                                                                178,696        187,890
 6.50% 2013 - 2032                                                                                168,080        178,516
 7.00% 2008 - 2031                                                                                 85,550         91,300
 7.50% 2009 - 2031                                                                                 25,126         26,948
 8.00% 2003 - 2005                                                                                     25             26
 8.50% 2008 - 2027                                                                                  1,004          1,092
 9.00% 2009 - 2018                                                                                  4,607          5,137
 9.308% 2026                                                                                        4,270          4,849
 9.50% 2009 - 2022                                                                                  1,028          1,133
 10.00% 2018 - 2025                                                                                 2,635          2,992
 11.00% 2020                                                                                          839            961
 11.50% 2019 - 2020                                                                                 3,384          3,921
 13.50% 2015                                                                                          713            848
Freddie Mac:
 5.00% 2018 - 2033                                                                                103,500        105,585
 5.50% 2018 - 2033                                                                                131,925        137,396
 6.00% 2014 - 2033                                                                                124,758        130,701
 6.50% 2016 - 2032                                                                                 58,031         61,329
 7.00% 2008 - 2017                                                                                 19,365         20,645
 7.20% 2006                                                                                         3,871          4,394
 7.50% 2029 - 2032                                                                                 21,140         22,597
 8.00% 2008 - 2017                                                                                  2,999          3,261
 8.50% 2008 - 2027                                                                                  1,708          1,877
 8.75% 2008                                                                                           163            177
 9.00% 2026                                                                                         1,375          1,557
 9.50% 2010 - 2013                                                                                    128            138
 10.00% 2018 - 2025                                                                                 5,324          6,003
 11.00% 2018                                                                                          472            536
Government National Mortgage Association:
 4.776% 2018                                                                                        4,574          4,833
 5.50% 2017                                                                                        12,963         13,656
 6.00% 2013 - 2033                                                                                 50,572         53,543
 6.50% 2028 - 2029                                                                                 15,298         16,181
 7.00% 2007 - 2032                                                                                 16,972         18,199
 7.50% 2022 - 2032                                                                                 17,364         18,654
 8.00% 2023 - 2030                                                                                  6,970          7,598
 8.50% 2007 - 2023                                                                                  3,582          3,952
 9.00% 2008 - 2027                                                                                  5,725          6,397
 9.50% 2009 - 2021                                                                                  3,819          4,258
 10.00% 2019                                                                                        1,675          1,925
                                                                                                               1,335,391
Federal agency collateralized mortgage obligations  -  3.36%
Fannie Mae:
 Series 91-50, Class H, 7.75% 2006                                                                  1,686          1,738
 Trust D2, 11.00% 2009                                                                                749            839
 Series 88-16, Class B, 9.50% 2018                                                                    104            118
 Series 90-93, Class G, 5.50% 2020                                                                    452            479
 Series 90-21, Class Z, 9.00% 2020                                                                  2,626          2,991
 Series 2002-W7, Class A-2, 4.80% 2022                                                             23,550         23,844
 Series 2001-4, Class GA, 10.12% 2025 (2)                                                           4,057          4,226
 Series 2001-4, Class NA, 11.744% 2025 (2)                                                         10,159         11,971
 Series 2002-W1, Class 1A-1, 3.42% 2027                                                             2,710          2,711
 Series 2002-W3, Class A-5, 7.50% 2028                                                              8,288          8,897
 Series 2003-T3, Class 2A-3, 2.869% 2029                                                           15,866         15,898
 Series 2002-W7, Class A-5, 7.50% 2029                                                              6,431          7,023
 Series 2001-20, Class D, 10.988% 2031 (2)                                                            503            583
 Series 1999-T2, Class A-1, 7.50% 2039                                                              3,118          3,343
 Series 2002-W3, Class A-2, 5.50% 2041                                                              6,100          6,362
 Series 2001-T10, Class A-1, 7.00% 2041                                                             5,363          5,699
 Series 2001-50, Class BA, 7.00% 2041                                                               3,151          3,330
 Series 2003-W4, Class 1-A2, 3.063% 2042                                                           12,500         12,566
 Series 2003-W4, Class 1-A3, 3.991% 2042                                                           19,000         19,137
 Series 2002-W4, Class A-2, 5.10% 2042                                                              6,225          6,385
 Series 2002-W1, Class 2-A, 7.50% 2042                                                              2,521          2,730
Freddie Mac:
 Series 2489, Class A, 5.50% 2013                                                                   5,462          5,629
 Series 83-B, Class B-3, 12.50% 2013                                                                   23             25
 Series 2310, Class B, 9.873% 2015 (2)                                                                419            454
 Series 2310, Class A, 10.562% 2017 (2)                                                             1,745          1,980
 Series T-041, Class 1A-2, 4.76% 2021                                                               3,850          4,010
 Series 1567, Class A, 1.775% 2023 (2)                                                                586            560
 Series T-041, Class 3-A, 7.50% 2032                                                                3,454          3,761
 Series T-042, Class A-2, 5.50% 2042                                                               15,850         16,266
                                                                                                                 173,555

Corporate bonds  -  19.26%
INSURANCE  -  4.77%
AIG SunAmerica: (3)
 Global Financing VIII 1.464% 2004  (2)                                                             2,000          2,001
 Global Financing V 5.20% 2004                                                                      3,000          3,130
 Global Financing II 7.60% 2005                                                                     7,150          8,007
 Global Financing XVIII 3.85% 2007                                                                  3,000          3,065
Allstate Financial Global Funding LLC: (3)
 7.125% 2005                                                                                        2,000          2,231
 6.15% 2006                                                                                         9,000          9,889
 5.25% 2007                                                                                        15,600         16,739
Hartford Financial Services Group, Inc. 4.70% 2007                                                  4,000          4,131
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007 (3)                                17,500         18,610
John Hancock Global Funding II, Series 2002-G, 5.00% 2007 (3)                                      15,000         16,009
Lincoln National Corp.:
 7.25% 2005                                                                                         5,425          5,899
 6.50% 2008                                                                                        11,760         13,194
MetLife, Inc. 3.911% 2005                                                                          33,020         33,976
Monumental Global Funding: (3)
 Trust II-B, Series B, 6.95% 2003                                                                   7,100          7,325
 Trust II-2001-B, Series B, 6.05% 2006                                                              8,375          9,211
 Trust II-2002-A, Series A, 5.20% 2007                                                             19,350         20,768
Nationwide Life Insurance Co. 5.35% 2007 (3)                                                       21,350         22,680
Prudential Funding, LLC 6.60% 2008 (3)                                                              9,635         10,757
Prudential Insurance Company of America 6.375% 2006 (3)                                            14,725         16,095
ReliaStar Financial Corp.:
 8.625% 2005                                                                                        2,000          2,233
 8.00% 2006                                                                                        11,470         13,172
 6.50% 2008                                                                                         4,000          4,474
XL Capital Finance (Europe) PLC 6.50% 2012                                                          2,725          3,015
                                                                                                                 246,611

BANKS & THRIFTS -  2.44%
ABN AMRO Bank NV 7.55% 2006                                                                         3,000          3,427
BankAmerica Corp. 6.75% 2005                                                                        2,000          2,228
Bank of America Corp.:
 7.625% 2005                                                                                        1,000          1,113
 7.875% 2005                                                                                        3,000          3,383
 6.625% 2007                                                                                          200            228
NationsBank Corp.:
 6.50% 2003                                                                                         5,000          5,113
 7.50% 2006                                                                                         2,000          2,309
BANK ONE CORP., Series A, 5.625% 2004                                                               3,300          3,431
Barclays Bank PLC 7.375% (undated) (2)(3)                                                           2,000          2,331
Bayerische Landesbank, Series F, 2.50% 2006                                                         6,625          6,684
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred (undated) (2)(3)                     4,500          5,192
Den Danske Bank A/S: (2)(3)
 6.375% 2008                                                                                        4,750          4,983
 7.40% 2010                                                                                           500            579
Development Bank of Singapore Ltd. 7.125% 2011 (3)                                                    800            915
J.P. Morgan Chase & Co.:
 5.625% 2006                                                                                        5,000          5,441
 5.35% 2007                                                                                         6,050          6,481
 4.00% 2008                                                                                        18,000         18,230
Merita Bank Ltd. 7.50% (undated) (2)(3)                                                             2,825          3,126
Midland Bank PLC 8.625% 2004                                                                        4,200          4,681
Signet Bank 7.80% 2006                                                                              2,000          2,307
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (2)(3)                                        8,750          9,789
Washington Mutual Bank, FA 5.50% 2013                                                               2,125          2,255
Washington Mutual, Inc.:
 7.50% 2006                                                                                        15,500         17,871
 5.625% 2007                                                                                        1,600          1,743
Wells Fargo & Co.:
 7.25% 2005                                                                                         4,000          4,501
 5.00% 2014                                                                                         2,000          2,076
Wells Fargo Bank National Association 7.80% 2010 (2)                                                1,750          1,956
Wells Fargo Financial, Inc. 7.60% 2005                                                              3,500          3,920
                                                                                                                 126,293

TELECOMMUNICATION SERVICES  -  1.63%
AirTouch Communications, Inc. 6.35% 2005                                                            1,500          1,621
Vodafone Group PLC:
 7.625% 2005                                                                                        8,750          9,646
 7.75% 2010                                                                                        13,025         15,622
British Telecommunications PLC 7.875% 2005 (2)                                                     16,250         18,362
Cingular Wireless LLC 5.625% 2006                                                                   3,000          3,212
Deutsche Telekom International Finance BV 8.25% 2005                                                5,050          5,545
SBC Communications, Inc. 6.25% 2011                                                                 2,500          2,789
Telefonica Europe BV 7.75% 2010                                                                     5,000          5,896
Verizon Global Funding Corp. 7.375% 2012                                                            5,000          5,919
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                    14,500         15,485
                                                                                                                  84,097

CAPITAL GOODS  -  1.60%
BAE SYSTEMS 2001 Asset Trust, Series 2001: (1)(3)
 Class B, 7.156% 2011                                                                              25,276         26,636
 Class G, MBIA insured, 6.664% 2013                                                                 3,066          3,344
General Electric Capital Corp., Series A:
 5.00% 2007                                                                                        18,000         19,342
 5.375% 2007                                                                                       10,000         10,870
 6.00% 2012                                                                                         2,500          2,734
General Electric Co. 5.00% 2013                                                                     2,000          2,066
Heller Financial, Inc. 8.00% 2005                                                                   3,500          3,941
John Deere Capital Corp. 3.90% 2008                                                                13,500         13,797
                                                                                                                  82,730

DIVERSIFIED FINANCIALS  -  1.34%
Chilquinta Energia Finance Co. LLC, MBIA insured, 6.47% 2008 (3)                                    3,500          3,895
CIT Group Inc. 7.375% 2007                                                                          3,500          3,861
Newcourt Credit Group Inc., Series B, 6.875% 2005                                                   4,000          4,261
Citicorp Lease Pass Through Trust, Series 1999-1, Class A-1, 7.22% 2005 (1)(3)                      2,581          2,765
Citigroup Inc.:
 5.75% 2006                                                                                         7,000          7,708
 3.50% 2008                                                                                        15,500         15,667
 7.25% 2010                                                                                         3,000          3,546
SLM Corp.:
 1.59% 2005 (2)                                                                                     4,000          4,004
 3.625% 2008                                                                                        5,500          5,538
USA Education, Inc. 5.625% 2007                                                                     9,035          9,925
State Street Capital Trust II 1.869% 2008  (2)                                                      8,000          8,002
                                                                                                                  69,172

RETAILING  -  1.32%
Costco Wholesale Corp. 5.50% 2007                                                                   5,250          5,725
Kohl's Corp.:
 6.70% 2006                                                                                         7,074          7,810
 6.30% 2011                                                                                         2,690          3,030
Lowe's Companies, Inc.:
 7.50% 2005                                                                                         3,000          3,408
 8.25% 2010                                                                                         5,000          6,225
Nordstrom, Inc. 8.95% 2005                                                                          5,000          5,760
Sears Roebuck Acceptance Corp. 7.00% 2007                                                           9,800         10,044
Target Corp.:
 5.95% 2006                                                                                         2,000          2,186
 5.50% 2007                                                                                        10,000         10,886
Wal-Mart Stores, Inc.:
 6.55% 2004                                                                                         5,000          5,353
 5.45% 2006                                                                                         5,000          5,481
 4.375% 2007                                                                                        2,000          2,123
                                                                                                                  68,031

TRANSPORTATION  -  1.03%
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012 (1)                                    857            747
Burlington Northern and Santa Fe Railway Co. 6.96% 2009 (1)                                         5,689          6,273
Burlington Northern and Santa Fe Railway Co. Pass Through Trust: (1)
 Series 2002-2, 5.14% 2021                                                                          4,000          4,166
 Series 2002-1, 5.943% 2022                                                                           500            541
Continental Airlines, Inc.:
 Series 1998-2, Class A, 6.41% 2008 (1)                                                             6,635          4,313
 Series 1997-2A, 7.148% 2008 (1)                                                                    5,041          2,621
 MBIA insured, 2.32% 2009 (2)(3)                                                                    2,000          2,007
 Series 1997-1, Class A, 7.461% 2016 (1)                                                              853            648
 Series 2001-1, Class B, 7.373% 2017 (1)                                                            1,800            900
 Series 2000-1, Class B, 8.388% 2022 (2)                                                            3,669          1,834
Delta Air Lines, Inc. 2.09% 2008  (1)(2)(3)                                                        10,500         10,500
Northwest Airlines, Inc.: (1)
 Series 1999-3, Class G, 7.935% 2020                                                                3,246          3,377
 Series 2002-1, Class G-2, MBIA insured, 6.264% 2021                                                2,500          2,566
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured,
5.70% 2023 (1)(3)                                                                                   1,893          2,052
Southwest Airlines Co., Series 2001-1, Class A-2, 5.496% 2006 (1)                                   1,000          1,073
U.S. Airways Pass Through Trust, Series 2001-1, MBIA insured, 7.076% 2022 (1)                       9,293          9,587
                                                                                                                  53,205

MEDIA  -  0.87%
CBS Corp. 7.15% 2005                                                                                6,500          7,150
Viacom Inc.:
 6.40% 2006                                                                                        12,250         13,564
 6.625% 2011                                                                                        8,000          9,216
Cox Radio, Inc. 6.375% 2005                                                                         3,500          3,683
Gannett Co., Inc.:
 4.95% 2005                                                                                         2,000          2,115
 6.375% 2012                                                                                        8,000          9,187
                                                                                                                  44,915

AUTOMOBILES & COMPONENTS  -  0.86%
DaimlerChrysler North America Holding Corp. 6.40% 2006                                             14,000         15,138
Ford Motor Credit Co.:
 7.50% 2005                                                                                         6,000          6,211
 6.875% 2006                                                                                        4,250          4,319
General Motors Acceptance Corp.:
 6.125% 2006                                                                                        6,000          6,240
 6.75% 2006                                                                                         5,000          5,273
 6.125% 2007                                                                                        5,000          5,148
 6.875% 2011                                                                                        2,000          2,008
                                                                                                                  44,337

UTILITIES  -  0.68%
Alabama Power Co., Series U, 2.65% 2006                                                             5,000          5,038
Exelon Generation Co., LLC 6.95% 2011                                                               3,470          3,857
PECO Energy Co. 4.75% 2012                                                                          2,500          2,569
Israel Electric Corp. Ltd. 7.25% 2006 (3)                                                           1,250          1,351
Pacificorp Australia LLC, MBIA insured, 6.15% 2008 (3)                                              6,000          6,637
Texas Eastern Transmission Corp. 7.30% 2010                                                         1,100          1,225
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                        13,500         14,579
                                                                                                                  35,256

FOOD, BEVERAGE & TOBACCO  -  0.56%
Kraft Foods Inc.:
 4.625% 2006                                                                                        5,500          5,836
 5.625% 2011                                                                                        4,775          5,176
 6.25% 2012                                                                                         2,000          2,261
Nabisco, Inc. 7.05% 2007                                                                            4,200          4,808
Philip Morris Companies Inc. 7.00% 2005                                                            10,000         10,951
                                                                                                                  29,032

CONSUMER FINANCE  -  0.53%
Household Finance Corp.:
 8.00% 2005                                                                                         3,250          3,601
 3.375% 2006                                                                                        3,000          3,020
 5.75% 2007                                                                                         8,000          8,611
 7.875% 2007                                                                                        9,000         10,351
 6.375% 2012                                                                                        1,550          1,700
                                                                                                                  27,283

ENERGY  -  0.52%
BP America Inc. 2.35% 2006                                                                         10,000         10,055
Conoco Funding Co. 6.35% 2011                                                                       4,000          4,546
Oil Enterprises Ltd., MBIA insured, 6.239% 2008 (1)(3)                                              6,401          7,011
Pemex Finance Ltd.: (1)
 MBIA insured, 5.72% 2003                                                                             938            951
 6.125% 2003                                                                                        1,657          1,682
 AMBAC insured, 6.55% 2008                                                                          2,500          2,696
                                                                                                                  26,941

MATERIALS  -  0.33%
Dow Chemical Co.:
 5.75% 2008                                                                                         9,750         10,294
 6.00% 2012                                                                                         2,250          2,320
Scotia Pacific Co. LLC, Series B: (1)
 Class A-1, 6.55% 2028                                                                              1,110            888
 Class A-2, 7.11% 2028                                                                              5,000          3,500
                                                                                                                  17,002

REAL ESTATE  -  0.26%
Kimco Realty Corp.:
 Series A, 6.73% 2005                                                                               9,500         10,350
 6.00% 2012                                                                                         3,000          3,223
                                                                                                                  13,573

HEALTH CARE EQUIPMENT & SERVICES  -  0.18%
UnitedHealth Group Inc.:
 7.50% 2005                                                                                         1,525          1,716
 5.20% 2007                                                                                         6,950          7,427
                                                                                                                   9,143

HOUSEHOLD & PERSONAL PRODUCTS  -  0.12%
Gillette Co. 4.00% 2005                                                                             6,150          6,446

CONSUMER DURABLES & APPAREL  -  0.10%
Sony Capital Corp., Series C, 4.95% 2006 (3)                                                        5,000          5,336

FOOD & DRUG RETAILING  -  0.08%
CVS Corp. 6.117% 2013 (1) (3)                                                                       3,895          4,153

HOTELS, RESTAURANTS & LEISURE  -  0.04%
Carnival Corp. 6.15% 2008                                                                           2,000          2,147

U.S. Treasury notes & bonds  -  17.50%
 4.25% May 2003                                                                                    26,000         26,195
 6.00% August 2004                                                                                 31,000         33,092
 11.625% November 2004 (4)                                                                         23,400         27,414
 6.75% May 2005                                                                                    24,140         26,822
 5.75% November 2005 (4)                                                                           92,750        102,431
 5.875% November 2005                                                                               5,000          5,537
 5.625% February 2006                                                                              28,025         31,029
 9.375% February 2006                                                                              55,975         67,975
 6.875% May 2006                                                                                   29,250         33,633
 6.50% October 2006                                                                                38,000         43,664
 3.50% November 2006 (4)                                                                          155,125        162,033
 3.375% January 2007  (5)                                                                          16,272         18,031
 6.25% February 2007 (4)                                                                           47,750         54,838
 4.375% May 2007                                                                                  133,150        143,532
 3.625% January 2008  (5)                                                                          58,791         66,388
 5.625% May 2008                                                                                   30,000         34,148
 6.00% August 2009                                                                                 11,625         13,585
 10.375% November 2009                                                                              4,000          4,589
 5.75% August 2010                                                                                  8,000          9,268
                                                                                                                 904,204

Asset-backed obligations (1) -  11.22%
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-1, 5.408% 2022 (3)                     6,215          6,412
AESOP Funding II LLC, Class A-1:  (3)
 Series 2002-A, AMBAC insured, 3.85% 2006                                                           7,125          7,357
 Series 2003-2, MBIA insured, 2.74% 2007                                                           10,000         10,000
AmeriCredit Automobile Receivables Trust, FSA insured:
 Series 2002-D, Class A-3, 2.72% 2007                                                               5,750          5,851
 Series 2002-C, Class A-4, 3.55% 2009                                                               5,000          5,077
Arcadia Automobile Receivables Trust, Series 1999-C, Class A-3, FSA
insured, 7.20% 2007                                                                                 2,032          2,081
Asset Backed Securities Corp. Home Equity Loan Trust, Class A-IO, interest only:
 Series 2001-HE2, 4.50% 2031                                                                       37,040            395
 Series 2001-HE3, 5.05% 2031 (2)                                                                   37,465          1,388
Banco Itau SA, XLCA insured: (2) (3)
 2.455% 2006                                                                                       13,500         13,382
 2.505% 2007                                                                                       15,000         14,869
Banco Nacional de Mexico, SA, Series 1999-A, Class A-1, MBIA insured,
7.50% 2006 (3)                                                                                      3,844          4,219
BMW Vehicle Lease Trust, Series 2000-A, Class CTFS, 7.00% 2005 (3)                                  7,000          7,068
California Infrastructure and Economic Development Bank, Special Purpose Trust,
Series 1997-1:
 SCE-1, Class A-6, 6.38% 2008                                                                      26,690         29,181
 PG&E-1, Class A-7, 6.42% 2008                                                                     11,260         12,267
Capital One Auto Finance Trust, Series 2002-A, Class A-3, MBIA insured,
4.03% 2006                                                                                          4,600          4,757
Capital One Master Trust, Series 1998-1, Class A, 6.31% 2011                                       11,950         13,177
Chase Funding Mortgage Loan Asset-Backed Certificates:
 Series 2001-2, Class IA-3, 5.923% 2016                                                             4,000          4,080
 Series 2003-1, Class 1A-2, 2.547% 2017                                                             7,000          7,022
 Series 2003-1, Class 1A-3, 3.14% 2023                                                              5,000          5,036
Chase Manhattan Auto Owner Trust, Series 2002-A, Class A-3, 3.49% 2006                              3,700          3,780
CIT Equipment Collateral, Series 2002-VT1, Class B, 3.97% 2009                                      2,380          2,397
CitiFinancial Mortgage Securities Inc. REMIC Pass-Through Certificates,
Series 2003-1,
Class AF-2, 2.948% 2033                                                                             5,060          5,076
Coast-to-Coast Motor Vehicle Owner Trust, Series 2000-A, Class A-4, MBIA
insured, 7.33% 2006 (3)                                                                             6,548          6,694
ComEd Transitional Funding Trust, Series 1998:
 Class A-4, 5.39% 2005                                                                                807            815
 Class A-5, 5.44% 2007                                                                             12,025         12,618
Conseco Finance Home Equity Loan Trust:
 Series 2000-B, Class AF-6, 7.80% 2020                                                              5,693          6,099
 Series 2002-B, Class A-2, 5.31% 2033                                                               4,000          4,085
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3,
Class A-2, 5.16% 2033                                                                               4,000          4,035
Green Tree Financial Corp.:
 Series 1998-2, Class A-5, 6.24% 2016                                                               1,225          1,244
 Series 1997-6, Class A-6, 6.90% 2029                                                               1,972          1,991
 Series 1997-6, Class A-7, 7.14% 2029                                                               4,230          4,270
Green Tree Recreational, Equipment & Consumer Trust, Series 1999-A,
Class A-6, 6.84% 2010                                                                               2,338          2,413
Continental Auto Receivables Owner Trust, Series 2000-B, Class A-4,
MBIA insured, 6.91% 2005 (3)                                                                        2,000          2,096
CPS Auto Trust, Class A-2, XLCA insured: (3)
 Series 2002-B, 3.50% 2009                                                                         19,000         19,341
 Series 2002-C, 3.52% 2009                                                                          4,250          4,301
CS First Boston Mortgage Securities Corp., Series 2001-HE16, Class A,
interest only, 5.64% 2004                                                                          12,814            410
Drive Auto Receivables Trust, MBIA insured: (3)
 Series 2003-1, Class A-3, 2.41% 2007                                                              10,000         10,000
 Series 2002-1, Class A-4, 4.09% 2008                                                               6,500          6,773
Duck Auto Owner Trust, Series 2002-B, Class A, XLCA insured, 2.985% 2007 (3)                        6,272          6,295
First Consumer Master Trust, Series 1999-A: (3)
 Class A, 5.80% 2005                                                                                6,000          5,718
 Class B, 6.28% 2005                                                                                9,000          8,328
First Investors Auto Owner Trust, Series 2002-A, Class A, MBIA insured,
3.46% 2008 (3)                                                                                      3,012          3,054
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010                             8,250          8,752
GRCT Consumer Loan Trust, Series 2001-1A, Class 2BRV, 6.251% 2020 (3)                                 994          1,034
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                                   20,250         21,201
Hyundai Auto Receivables Trust 2002-A, Class B, 3.54% 2009 (3)                                     12,125         12,373
Litigation Settlement Monetized Fee Trust I, Series 2001-1, Class A-1,
8.33% 2031 (3)                                                                                      2,542          2,698

Long Beach Acceptance Auto Receivables Trust, Series 2002-A, Class A-3,
FSA insured, 3.175% 2006                                                                            9,500          9,723
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A,
Class M-1, 2.786% 2032 (2)                                                                          9,000          9,000
MBNA Master Credit Card Trust II, Series 2000-D, Class B, 1.77% 2009 (2)                            5,750          5,781
Metris Master Trust, Class A: (2)
 Series 2001-1, 1.56% 2007                                                                          6,000          5,830
 Series 2001-3, 1.57% 2008                                                                         10,000          9,234
MMCA Auto Owner Trust:
 Series 2000-2, Class B, 7.42% 2005                                                                 3,500          3,654
 Series 2000-1, Class B, 7.55% 2005                                                                 9,000          9,416
 Series 2002-1, Class A-3, 4.15% 2006                                                               3,000          3,066
 Series 2001-2, Class B, 5.75% 2007                                                                 2,930          2,990
 Series 2001-3, Class B, 2.29% 2008 (2)                                                             2,978          2,889
 Series 2002-4, Class A-4, 3.05% 2009                                                               5,000          5,081
 Series 2002-2, Class A-4, 4.30% 2010                                                               5,825          6,113
Navistar Financial Owner Trust, Series 2002-A:
 Class A-3, 4.09% 2006                                                                              3,500          3,606
 Class B, 4.95% 2009                                                                                1,737          1,745
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1998-1,
Class A, MBIA insured, 6.68% 2016 (3)                                                              10,289         11,610
NextCard Credit Card Master Note Trust, Series 2001-1A, Class B, 2.22% 2007 (2)(3)(6)               3,000          1,200
Nordstrom Credit Card Master Note Trust, Series 2002-1A, Class B, 2.04% 2010 (2)(3)                 2,250          2,227
Nordstrom Private Label Credit Card Master Note Trust, Series 2001-1,
Class A, 4.82% 2010 (3)                                                                             8,750          9,313
NPF VI, Inc., Series 2002-1, Class A, 2.69% 2008 (2)(3)(6)(7)                                       1,500            300
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007 (3)(6)(7)                                         1,000            100
Onyx Acceptance Owner Trust, Series 2002-C, MBIA insured:
 Class A-3, 3.29% 2006                                                                              8,000          8,178
 Class A-4, 4.07% 2009                                                                              9,075          9,477
Pass-through Amortizing Credit Card Trusts, Series 2002-1:  (3)
 Class A-2FL, 2.69% 2012   (2)                                                                      4,667          4,655
 Class A-2FX, 4.685% 2012                                                                          10,501         10,647
PECO Energy Transition Trust, Series 1999-A:
 Class A-2, 5.63% 2005                                                                                709            710
 Class A-6, 6.05% 2009                                                                              8,000          8,887
 Class A-7, 6.13% 2009                                                                              7,000          7,806
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011 (3)                     7,375          7,989
Rental Car Finance Corp., Series 1999-1, Class C, 6.50% 2007 (3)                                    2,000          2,068
Residential Asset Mortgage Products, Inc.:
 Series 2001-RZ2, Class A-IO, interest only, 8.00% 2003                                            20,000          1,029
 Series 2003-RS1, Class AI-2, 2.871% 2023                                                           7,000          7,034
 Series 2003-RS1, Class AI-3, 3.495% 2028                                                           5,475          5,526
Residential Funding Mortgage Securities II, Inc., AMBAC insured:
 Series 2001-H13, Class A-I-4, 6.09% 2015                                                           4,750          4,884
 Series 2001-HS2, Class A-4, 6.43% 2016                                                             2,400          2,481
Saxon Asset Securities Trust, Series 2002-2, Class AF-3, 4.61% 2024                                 5,600          5,816
Seawest Securitization LLC, Series 2002-A, Class A-3, XLCA insured, 3.58% 2008 (3)                 22,579         23,218
SLM Private Credit Student Loan Trust, Series 2002-A, Class A-2, 1.96% 2030 (2)                    16,000         16,009
Student Loan Funding LLC, Series 1998-B, Class B-3, 6.25% 2019                                     13,500         14,211
Tobacco Settlement Financing Corp., Series 2001-A, 6.36% 2025                                       2,214          2,226
Triad Automobile Receivables Trust, Series 2002-A, Class A-3, AMBAC insured, 2.62% 2007             5,000          5,046
WFS Financial 2002-3 Owner Trust, Class A-4, 3.50% 2010                                             7,000          7,222
Xerox Equipment Lease Owner Trust, Series 2001-1, Class A, 3.34% 2008 (2)(3)                          291            293
                                                                                                                 579,800


Federal agency debentures -  6.47%
Fannie Mae:
 6.50% 2004                                                                                        32,200         34,554
 6.00% 2005                                                                                         4,500          4,982
 7.125% 2005                                                                                       26,000         28,729
 4.75% 2007                                                                                        39,500         41,103
 6.00% 2008                                                                                        38,500         43,942
Federal Home Loan Bank 4.875% 2004                                                                 11,030         11,472
Freddie Mac:
 5.00% 2004 (4)                                                                                    21,750         22,700
 4.25% 2005 (4)                                                                                    47,750         50,394
 7.00% 2005                                                                                         6,500          7,274
 5.25% 2006 (4)                                                                                    53,250         57,901
 5.50% 2006                                                                                        14,000         15,429
 5.75% 2009                                                                                         9,000          9,408
United States Government Guaranteed Ship Financing Obligations, Rowan
Companies, Inc. (Title XI) 5.88% 2012 (1)                                                           5,873          6,332
                                                                                                                 334,220

Commercial mortgage-backed securities (1)  -  5.39%
Bear Stearns Commercial Mortgage Securities Inc.:
 Series 2002-HOME, Class A, 1.94% 2013 (2)(3)                                                       7,915          7,908
 Series 1998-C1, Class A-1, 6.34% 2030                                                             14,610         15,895
 Series 1999-C1, Class X, interest only, 1.167% 2031 (2)(3)                                        87,001          4,784
 Series 1999-C1, 5.91% 2031                                                                         3,978          4,296
 Series 2001-TOP2 Trust Fund, 6.08% 2035                                                            9,410         10,275
Chase Commercial Mortgage Securities Corp., Class A-1:
 Series 1996-1, 7.60% 2028                                                                            205            206
 Series 1998-1, 6.34% 2030                                                                          1,201          1,277
 Series 2000-2, 7.543% 2032                                                                         6,945          7,837
 Series 2000-1, 7.656% 2032                                                                         1,751          1,964
Commercial Mortgage Acceptance Corp., Class A-1:
 Series 1998-C2, 5.80% 2030                                                                         2,707          2,866
 Series 1998-C1, 6.23% 2031                                                                         1,225          1,325
CS First Boston Mortgage Securities Corp.:
 Series 2002-FL2, Class A-2, 1.711% 2010 (2)(3)                                                     5,750          5,744
 Series 2001-CF2, Class A-2, 5.935% 2034                                                            9,000          9,768
 Series 2002-CKP1, Class A-1, 4.627% 2035                                                           7,354          7,693
 Series 2001-CK6, Class A-2, 6.103% 2036                                                            5,000          5,569
 Series 2002-CKN2, Class A-1, 4.637% 2037                                                          11,448         12,021
 Series 1998-C1, Class A-1A, 6.26% 2040                                                             6,420          6,849
 Series 1998-C1, Class A-1B, 6.48% 2040                                                             4,000          4,499
 Series 1998-C1, Class C, 6.78% 2040                                                                6,450          7,250
 Series 1999-C1, Class A-1, 6.91% 2041                                                              6,907          7,662
Deutsche Mortgage & Asset Receiving Corp., Series 1998-C1, Class A-1, 6.22% 2031                    7,733          7,986
DLJ Commercial Mortgage Corp.:
 Series 1998-CF2, Class A-4, 6.90% 2031                                                             3,250          3,704
 Series 1999-CG1, Class A-1B, 6.46% 2032                                                            1,750          1,983
DLJ Mortgage Acceptance Corp.: (3)
 Series 1995-CF2, Class A-1B, 6.85% 2027                                                            1,644          1,662
 Series 1997-CF1, Class A-1A, 7.40% 2030                                                              116            117
First Union National Bank Commercial Mortgage Trust, Class A-1:
 Series 2000-C1, 7.739% 2032                                                                        7,052          8,093
 Series 2002-C1, 5.585% 2034                                                                        9,289         10,013
GGP Mall Properties Trust, Series 2001-C1A, Class A-2, 5.007% 2011 (3)                              2,476          2,610
GMAC Commercial Mortgage Securities, Inc., Series 1997-C2, Class C, 6.91% 2029                      5,000          5,266
iStar Asset Receivables Trust, Series 2002-1, Class A-1, 1.598% 2017 (2)(3)                         2,795          2,796
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1,
Class A-2, 6.001% 2033                                                                              3,465          3,835
LB Commercial Mortgage Trust, Series 1998-C1:
 Class A-1, 6.33% 2030                                                                                699            704
 Class A-3, 6.48% 2030                                                                              3,544          3,995
LB-UBS Commercial Mortgage Trust:
 Series 2000-C3, Class A-2, 7.95% 2010                                                              1,750          2,132
 Series 2001-C7, Class A-3, 5.642% 2025                                                             4,838          5,218
Merrill Lynch Mortgage Investors, Inc.:
 Series 1995-C3, Class A-3, 7.13% 2025 (2)                                                            391            408
 Series 1997-C1, Class A-1, 6.95% 2029 (2)                                                            152            155
 Series 1998-C3, Class A-1, 5.65% 2030                                                              4,133          4,345
Morgan Stanley Capital I, Inc.:
 Series 1998-HF1, Class A-1, 6.19% 2007                                                             2,963          3,156
 Series 1998-HF2, Class A-1, 6.01% 2030                                                             4,802          5,185
 Series 1998-WF2, Class A-1, 6.34% 2030                                                             3,777          4,054
 Series 1999-FNV1, Class A-1 6.12% 2031                                                             8,126          8,822
 Series 1999-FNV1, Class A-2, 6.53% 2031                                                            4,815          5,472
 Series 1999-FNV1, Class D, 7.03% 2031                                                              4,000          4,584
Morgan Stanley Dean Witter Capital I Trust:
 Series 2002-HQ, Class A-1, 4.59% 2034                                                             12,856         13,328
 Series 2001-TOP5, Class A-3, 6.16% 2035                                                            5,125          5,740
Mortgage Capital Funding, Inc., Series 1998-MC1, Class A-1, 6.417% 2030                            12,344         13,255
Nationslink Funding Corp., Series 1999-1, Class A-1, 6.042% 2031                                    2,555          2,741
Nomura Asset Securities Corp., Series 1998-D6, Class A-A1, 6.28% 2030                               5,660          6,145
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C, 6.746% 2031               2,000          2,268
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.428% 2035                 11,350         12,853
                                                                                                                 278,313
Other  -  2.20%
Collateralized mortgage obligations (privately originated) (1) -  1.48%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-2, Class A-3,
3.703% 2033 (2)(3)                                                                                  8,850          8,850
First Nationwide Trust, Series 1999-2, Class 1PA-1, 6.50% 2029                                      3,513          3,641
J.P. Morgan Residential Mortgage Acceptance Corp., Series 2002-R1,
  Class IAI, 4.25% 2031 (3)                                                                         1,624          1,639
Paine Webber CMO, Series O, Class 5, 9.50% 2019                                                       891          1,015
PUMA Global Trust No.1, Class B, 1.90% 2033 (2)                                                     5,500          5,342
Residential Asset Securities Corp. Trust, Series 2002-KS8, Class A-3,
  AMBAC insured, 3.69% 2027                                                                         3,000          3,060
Residential Funding Mortgage Securities I, Inc., Series 1998-S17, Class M-1, 6.75% 2028             1,895          1,941
Security National Mortgage Loan Trust, Series 2000-1, Class A-2, 8.75% 2024 (3)                     4,491          4,769
Structured Asset Notes Transaction, Ltd., Series 1996-A, Class A-1, 7.156% 2003 (3)                 4,104          4,202
Structured Asset Securities Corp.:  (2)
 Series 1998-RF2, Class A, 8.524% 2027 (3)                                                          7,875          8,628
 Series 1998-RF1, Class A, 8.684% 2027 (3)                                                          7,749          8,519
 Series 1999-RF1, Class A, 7.873% 2028 (3)                                                         11,455         12,215
 Series 1999-BC1, Class M2, 2.636% 2029                                                             2,947          2,948
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR3:
 Class A-2, 2.828% 2033                                                                             2,500          2,500
 Class A-3, 3.567% 2033                                                                             7,000          7,000
                                                                                                                  76,269

TAXABLE MUNICIPAL BONDS  -  0.62%
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds
(San Diego Unified Port                                                                             8,102          8,476
District-South Bay Plant Acquisition), Series 1999, 6.63% 2009 (1)(3)
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed
 Bonds, Series 2003-A1, 5.00% 2021 (1)                                                             11,040         11,311
Tobacco Settlement Financing Corp., Revenue Bonds, Series 2003, 4.375% 2019                        12,000         12,034
                                                                                                                  31,821

EUROPEAN AGENCY  -  0.10%
KfW International Finance Inc. 2.50% 2005                                                           5,000          5,066

Total bonds and notes (cost: $4,585,587,000)                                                                   4,714,342




Short-term securities
Corporate short-term notes  -  13.30%
American Express Credit Corp. 1.27% due 4/4/2003                                                   25,000         24,969
Archer Daniels Midland Co. 1.25% due 3/4/2003 (3)                                                  11,000         10,998
Bank of America Corp. 1.26% due 3/18/2003                                                          25,000         24,984
Ciesco LP:
 1.28% due 3/4/2003                                                                                30,000         29,996
 1.25% due 3/19/2003                                                                               43,000         42,972
Coca-Cola Co. 1.23% due 4/4/2003                                                                   22,079         22,053
Edison Asset Securitization LLC 1.27% due 3/18/2003 (3)                                            45,000         44,971
Emerson Electric Co. 1.235% due 3/31/2003 (3)                                                       9,500          9,490
Executive Jet Inc.: (3)
 1.27% due 3/13/2003                                                                               30,000         29,986
 1.25% due 3/25/2003                                                                                9,800          9,791
FCAR Owner Trust I:
 1.26% due 4/9/2003                                                                                15,000         14,979
 1.26% due 4/11/2003                                                                               15,000         14,978
Gannett Co. 1.26% due 3/11/2003 (3)                                                                 5,000          4,998
General Dynamics Corp.: (3)
 1.24% due 3/20/2003                                                                               15,000         14,990
 1.25% due 5/6/2003                                                                                25,000         24,942
Harley-Davidson Funding Corp. 1.25% due 3/17/2003 (3)                                              10,000          9,994
Kraft Foods Inc.:
 1.25% due 4/29/2003                                                                               20,000         19,958
 1.24% due 5/7/2003                                                                                18,449         18,405
 1.25% due 5/8/2003                                                                                21,400         21,348
Merck & Co. Inc. 1.25% due 3/7/2003                                                                20,000         19,995
Minnesota Mining and Manufacturing Co. 1.28% due 3/10/2003 (4)                                     24,000         23,991
Pfizer Inc: (3)
 1.25% due 3/6/2003                                                                                50,000         49,990
 1.24% due 4/3/2003                                                                                15,000         14,982
Pitney Bowes Credit Corp. 1.23% due 3/3/2003                                                        9,700          9,699
Preferred Receivables Funding Corp.: (3)
 1.26% due 3/3/2003                                                                                50,000         49,995
 1.27% due 3/17/2003                                                                               13,600         13,592
 1.26% due 3/18/2003                                                                               10,000          9,994
Schering Corp.1.30% due 3/10/2003                                                                  17,400         17,394
Schlumberger Technology Corp.1.30% due 3/3/2003 (3)                                                17,900         17,898
Triple-A One Funding Corp.: (3)
 1.28% due 3/6/2003                                                                                15,300         15,297
 1.26% due 3/11/2003                                                                                9,700          9,696
 1.26% due 3/21/2003                                                                               40,000         39,971
                                                                                                                 687,296

Federal agency discount notes  -  1.71%
Fannie Mae 1.75% due 7/25/2003                                                                      6,000          5,970
Federal Home Loan Bank:
 1.275% due 3/12/2003                                                                              16,800         16,793
 1.22%-1.27% due 3/14/2003 (5)                                                                     22,814         22,803
 1.225% due 4/16/2003                                                                               6,200          6,190
 1.22% due 4/21/2003                                                                                4,500          4,492
Freddie Mac 1.24% due 4/22/2003                                                                    32,400         32,341
                                                                                                                  88,589

Certificates of deposit  -  0.39%
Wells Fargo & Co. 1.28% due 3/14/2003                                                              20,400         20,400

Total short-term securities (cost: $796,275,000)                                                                 796,285

Total investment securities (cost: $5,381,862,000)                                                             5,510,627
Other assets less liabilities                                                                                   (343,030)

Net assets                                                                                                    $5,167,597


(1) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made.
    Therefore, the effective maturities are shorter than the stated maturities.
(2) Coupon rate may change periodically.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(4) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(5) Index-linked bond whose principal amount moves with a government retail price index.
(6) Valued under fair value procedures adopted by authority of the Board of Trustees.
(7) Company not making interest payments; bankruptcy proceedings pending.

See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of assets and liabilities                                                                                   unaudited
at February 28, 2003                                                 (dollars and shares in thousands, except per-share amounts)
Assets:
 Investment securities at market (cost: $5,381,862)                                                                  $5,510,627
 Cash                                                                                                                        78
 Receivables for:
  Sales of investments                                                                           $111,967
  Sales of fund's shares                                                                           45,800
  Interest                                                                                         39,387               197,154
                                                                                                                      5,707,859
Liabilities:
 Payables for:
  Purchases of investments                                                                        524,154
  Repurchases of fund's shares                                                                     10,501
  Dividends on fund's shares                                                                        1,758
  Investment advisory services                                                                      1,084
  Services provided by affiliates                                                                   2,592
  Deferred Trustees' compensation                                                                      65
  Other fees and expenses                                                                             108               540,262
Net assets at February 28, 2003                                                                                      $5,167,597

Net assets consist of:
 Capital paid in on shares of beneficial interest                                                                    $5,149,503
 Distributions in excess of net investment income                                                                        (3,792)
 Accumulated net realized loss                                                                                         (106,879)
 Net unrealized appreciation                                                                                            128,765
Net assets at February 28, 2003                                                                                      $5,167,597

Shares of beneficial interest issued and outstanding -
unlimited shares authorized
                                                                                                   Shares       Net asset value
                                                                    Net assets                outstanding          per share (1)

Class A                                                             $4,102,069                    293,868                $13.96
Class B                                                                352,831                     25,276                 13.96
Class C                                                                383,901                     27,502                 13.96
Class F                                                                161,599                     11,577                 13.96
Class 529-A                                                             39,339                      2,818                 13.96
Class 529-B                                                             11,160                        799                 13.96
Class 529-C                                                             28,111                      2,014                 13.96
Class 529-E                                                              2,641                        189                 13.96
Class 529-F                                                              1,534                        110                 13.96
Class R-1                                                                  542                         39                 13.96
Class R-2                                                               16,618                      1,191                 13.96
Class R-3                                                               20,161                      1,444                 13.96
Class R-4                                                                7,173                        514                 13.96
Class R-5                                                               39,918                      2,860                 13.96

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $14.50 for each.


See Notes to Financial Statements

Statement of operations                                                                                                unaudited
for the six months ended February 28, 2003                                                                 (dollars in thousands)
Investment income:
 Income:
  Interest                                                                                                              $86,543

 Fees and expenses:
  Investment advisory services                                                                     $6,243
  Distribution services                                                                             8,609
  Transfer agent services                                                                           1,771
  Administrative services                                                                             552
  Reports to shareholders                                                                             131
  Registration statement and prospectus                                                               563
  Postage, stationery and supplies                                                                    254
  Trustees' compensation                                                                               17
  Auditing and legal                                                                                   50
  Custodian                                                                                            40
  State and local taxes                                                                                 5
  Other                                                                                               127
  Total expenses before reimbursement                                                              18,362
   Reimbursement of expenses                                                                           27                18,335
 Net investment income                                                                                                   68,208

Net realized gain and unrealized
 appreciation on investments:
 Net realized gain on investments                                                                                         1,426
 Net unrealized appreciation on investments                                                                              52,206
  Net realized gain and
   unrealized appreciation on investments                                                                                53,632
Net increase in net assets resulting
 from operations                                                                                                       $121,840



See Notes to Financial Statements





Statement of changes in net assets
                                                                                                        (dollars in thousands)

                                                                                         Six months ended            Year ended
                                                                                       February 28, 2003*       August 31, 2002
Operations:
 Net investment income                                                                            $68,208              $110,356
 Net realized gain (loss) on investments                                                            1,426                (9,700)
 Net unrealized appreciation on investments                                                        52,206                43,279
  Net increase in net assets
   resulting from operations                                                                      121,840               143,935

Dividends paid to shareholders from net investment income                                         (71,847)             (111,717)

Capital share transactions                                                                      1,466,664             1,910,227

Total increase in net assets                                                                    1,516,657             1,942,445

Net assets:
 Beginning of period                                                                            3,650,940             1,708,495
 End of period (including distributions in excess of
  net investment income: $3,792 and $153, respectively)                                        $5,167,597            $3,650,940

*Unaudited

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS                                       unaudited

1. Organization and significant accounting policies

Organization - Intermediate Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income, consistent with preservation of capital, within certain guidelines for quality and maturity.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge   Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 3.75%                 None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None                Declines from 5%            Classes B and 529-B
                                                        to zero                     convert to
                                                 for redemptions within         classes A and 529-A,
                                                     six years of               respectively, after
                                                       purchase                     eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         Security valuation - Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity, the date the security is expected to be called or refunded by the issuer or the date at which the investor can redeem the security with the issuer. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Trustees.

         Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         Dividends and distributions to shareholders - Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; expenses deferred for tax purposes; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of February 28, 2003, the cost of investment securities for federal income tax purposes was $5,383,211,000.

As of February 28, 2003, the components of distributable earnings on a tax basis were as follows:

                                                          (dollars in thousands)
Distributions in excess of net investment income
                                                              $(1,969)
Accumulated short-term capital losses
                                                              (92,584)
Accumulated long-term capital losses                          (12,946)
Gross unrealized appreciation on investment securities
                                                              156,436
Gross unrealized depreciation on investment securities        (29,020)

Accumulated short-term capital losses on previous page include capital loss carryforwards of $34,099,000, $39,736,000, $7,050,000, $3,837,000, $7,139,000
and $1,587,000 expiring in 2003, 2004, 2005, 2006, 2008 and 2009, respectively.
The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

                                                 Distributions from                 Distributions              Total
                                                  ordinary income                  from long-term      distributions
                                          Net investment         Short-term         capital gains               paid
Share class(1)                                    income      capital gains
Six months ended February 28, 2003
Class A                                         $ 60,535                  -                     -           $ 60,535
Class B                                            3,677                  -                     -              3,677
Class C                                            3,750                  -                     -              3,750
Class F                                            2,291                  -                     -              2,291
Class 529-A                                          414                  -                     -                414
Class 529-B                                           84                  -                     -                 84
Class 529-C                                          234                  -                     -                234
Class 529-E                                           24                  -                     -                 24
Class 529-F                                            8                  -                     -                  8
Class R-1                                              3                  -                     -                  3
Class R-2                                             75                  -                     -                 75
Class R-3                                            102                  -                     -                102
Class R-4                                             28                  -                     -                 28
Class R-5                                            622                  -                     -                622
Total                                           $ 71,847                  -                     -           $ 71,847



                                                 Distributions from                 Distributions              Total
                                                  ordinary income                  from long-term      distributions
                                          Net investment         Short-term         capital gains               paid
Share class(1)                                    income      capital gains
Year ended August 31, 2002
Class A                                        $ 102,295                  -                     -          $ 102,295
Class B                                            4,079                  -                     -              4,079
Class C                                            3,147                  -                     -              3,147
Class F                                            1,778                  -                     -              1,778
Class 529-A                                          127                  -                     -                127
Class 529-B                                           26                  -                     -                 26
Class 529-C                                           81                  -                     -                 81
Class 529-E                                            4                  -                     -                  4
Class R-1                                              1                  -                     -                  1
Class R-2                                              2                  -                     -                  2
Class R-3                                              1                  -                     -                  1
Class R-4                                              1                  -                     -                  1
Class R-5                                            175                  -                     -                175
Total                                          $ 111,717                  -                     -          $ 111,717

(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5
    shares were offered beginning May 15, 2002.


3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million daily net assets and decreasing to 0.16% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of annual rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross investment income and decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 28, 2003, the investment advisory services fee was equivalent to an annualized rate of 0.284% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.30%                         0.30%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.30                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For classes A and 529-A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of February 28, 2003, unreimbursed expenses which remain subject to reimbursement totaled $4,100,000 for Class A. There were no unreimbursed expenses which remain subject to reimbursement for Class 529-A.

         Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B shares. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and
         B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Administrative services fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described above for the six months ended February 28, 2003, were as follows (dollars in thousands):

---------------------------------------------------------------------------------------------------------------
  Share class     Distribution    Transfer agent                    Administrative services
                    services         services
                                                  -------------------------------------------------------------
                                                         CRMC           Transfer agent      Commonwealth of
                                                    administrative         services             Virginia
                                                       services                              administrative
                                                                                                services
---------------------------------------------------------------------------------------------------------------
    Class A          $5,363           $1,631        Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class B           1,391             140         Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class C           1,477          Included            $222                 $64            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class F            173           Included             104                 20             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-A          26            Included              20                  2                  $ 13
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-B          35            Included              5                   2                    3
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-C          95            Included              14                  3                   10
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-E           4            Included              1                  -*                    1
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-F           1            Included              -*                 -*                   -*
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-1            1            Included              -*                  2             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-2           23            Included              5                  28             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-3           18            Included              5                   9             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-4            2            Included              1                   1             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-5     Not applicable      Included              17                 -*             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Total           $8,609           $1,771             $394                $131                 $27
----------------===============================================================================================
* Amount less than one thousand.

Deferred Trustees' compensation - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and Trustees - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                                   Reinvestments
                                         Sales(2)         Sales(2)                 of dividends
                                           Amount          Shares               Amount       Shares
Share class(1)
Six months ended February 28, 2003
Class A                               $ 2,067,481         149,298             $ 52,239        3,774
Class B                                   180,617          13,043                3,179          229
Class C                                   230,533          16,646                3,111          225
Class F                                   156,670          11,318                2,041          148
Class 529-A                                25,093           1,812                  414           30
Class 529-B                                 7,768             561                   84            6
Class 529-C                                16,860           1,218                  234           17
Class 529-E                                 1,886             136                   24            2
Class 529-F                                 1,521             110                    8            1
Class R-1                                     549              40                    2           -*
Class R-2                                  16,732           1,208                   74            6
Class R-3                                  21,359           1,542                  102            7
Class R-4                                   6,882             497                   28            2
Class R-5                                  16,483           1,191                  309           23
Total net increase
   (decrease) in fund                 $ 2,750,434         198,620             $ 61,849        4,470


                                               Repurchases(2)                     Net increase
                                           Amount         Shares             Amount         Shares
Share class(1)
Six months ended February 28, 2003
Class A                               $ (1,128,659)       (81,628)         $ 991,061         71,444
Class B                                    (39,690)        (2,872)           144,106         10,400
Class C                                    (65,045)        (4,708)           168,599         12,163
Class F                                   (102,596)        (7,417)            56,115          4,049
Class 529-A                                 (1,089)           (79)            24,418          1,763
Class 529-B                                   (283)           (21)             7,569            546
Class 529-C                                   (592)           (43)            16,502          1,192
Class 529-E                                    (50)            (4)             1,860            134
Class 529-F                                     (8)            (1)             1,521            110
Class R-1                                     (153)           (11)               398             29
Class R-2                                   (1,237)           (89)            15,569          1,125
Class R-3                                   (1,950)          (141)            19,511          1,408
Class R-4                                      (60)            (4)             6,850            495
Class R-5                                   (4,207)          (303)            12,585            911
Total net increase
   (decrease) in fund                 $ (1,345,619)       (97,321)       $ 1,466,664        105,769


                                                                                   Reinvestments
                                         Sales(2)         Sales(2)                 of dividends
                                           Amount          Shares               Amount       Shares
Share class(1)
Year ended August 31, 2002
Class A                               $ 2,419,469         177,062             $ 85,242        6,254
Class B                                   192,650          14,085                3,454          253
Class C                                   235,117          17,211                2,586          190
Class F                                   134,116           9,809                1,514          111
Class 529-A                                14,423           1,058                  125            9
Class 529-B                                 3,440             252                   26            2
Class 529-C                                11,380             834                   79            6
Class 529-E                                   746              55                    4           -*
Class R-1                                     214              16                   -*           -*
Class R-2                                     931              67                    2           -*
Class R-3                                     625              45                    1           -*
Class R-4                                     280              20                    1           -*
Class R-5                                  27,030           1,972                   95            7
Total net increase
   (decrease) in fund                 $ 3,040,421         222,486             $ 93,129        6,832



                                               Repurchases(2)                     Net increase
                                           Amount         Shares             Amount         Shares
Share class(1)
Year ended August 31, 2002
Class A                                $ (1,088,298)       (79,811)         1,416,413        103,505
Class B                                     (38,389)        (2,814)           157,715         11,524
Class C                                     (49,624)        (3,641)           188,079         13,760
Class F                                     (45,932)        (3,373)            89,698          6,547
Class 529-A                                    (164)           (12)            14,384          1,055
Class 529-B                                     (18)            (1)             3,448            253
Class 529-C                                    (249)           (18)            11,210            822
Class 529-E                                      -*             -*                750             55
Class R-1                                       (75)            (6)               139             10
Class R-2                                       (19)            (1)               914             66
Class R-3                                      (127)            (9)               499             36
Class R-4                                       (15)            (1)               266             19
Class R-5                                      (413)           (30)            26,712          1,949
Total net increase
   (decrease) in fund                  $ (1,223,323)       (89,717)       $ 1,910,227        139,601


* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5
    shares were offered beginning May 15, 2002.
(2) Includes exchanges between share classes of the fund.

5. Restricted securities

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of February 28, 2003, the total value of restricted securities was $959,245,000, which represents 18.56% of the net assets of the fund.

6. Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities, of $3,918,700,000 and $2,427,605,000, respectively, during the six months ended February 28, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended February 28, 2003, the custodian fee of $40,000 includes $32,000 that was offset by this reduction, rather than paid in cash.

Financial Highlights (1)

                                                                 Income from investment operations(3)
                                                                                    Net
                                             Net asset                     gains(losses)                    Dividends
                                                value,           Net      on securities      Total from     (from net
                                             beginning    investment     (both realized      investment    investment
                                             of period        income     and unrealized)     operations        income)
Class A:
 Six months ended 2/28/2003 (2)                 $13.81          $.21               $.17            $.38         $(.23)
 Year ended 8/31/2002                            13.69           .64                .14             .78          (.66)
 Year ended 8/31/2001                            13.08           .78                .65            1.43          (.82)
 Year ended 8/31/2000                            13.01           .78                .03             .81          (.74)
 Year ended 8/31/1999                            13.56           .76               (.55)            .21          (.76)
 Year ended 8/31/1998                            13.42           .83                .17            1.00          (.86)
Class B:
 Six months ended 2/28/2003 (2)                  13.81           .17                .17             .34          (.19)
 Year ended 8/31/2002                            13.69           .55                .14             .69          (.57)
 Year ended 8/31/2001                            13.08           .69                .65            1.34          (.73)
 Period from 3/15/2000 to 8/31/2000              13.01           .25                .13             .38          (.31)
Class C:
 Six months ended 2/28/2003 (2)                  13.81           .16                .17             .33          (.18)
 Year ended 8/31/2002                            13.69           .53                .14             .67          (.55)
 Period from 3/15/2001 to 8/31/2001              13.61           .29                .10             .39          (.31)
Class F:
 Six months ended 2/28/2003 (2)                  13.81           .21                .17             .38          (.23)
 Year ended 8/31/2002                            13.69           .64                .14             .78          (.66)
 Period from 3/19/2001 to 8/31/2001              13.60           .32                .11             .43          (.34)
Class 529-A:
 Six months ended 2/28/2003 (2)                  13.81           .20                .17             .37          (.22)
 Period from 2/19/2002 to 8/31/2002              13.59           .30                .23             .53          (.31)
Class 529-B:
 Six months ended 2/28/2003 (2)                  13.81           .15                .17             .32          (.17)
 Period from 2/26/2002 to 8/31/2002              13.58           .24                .24             .48          (.25)
Class 529-C:
 Six months ended 2/28/2003 (2)                  13.81           .15                .17             .32          (.17)
 Period from 2/19/2002 to 8/31/2002              13.59           .25                .23             .48          (.26)
Class 529-E:
 Six months ended 2/28/2003 (2)                  13.81           .19                .17             .36          (.21)
 Period from 3/15/2002 to 8/31/2002              13.43           .24                .40             .64          (.26)
Class 529-F:
 Period from 9/16/2002 to 2/28/2003 (2)          13.86           .16                .14             .30          (.20)
Class R-1:
 Six months ended 2/28/2003 (2)                  13.81           .16                .17             .33          (.18)
 Period from 6/13/2002 to 8/31/2002              13.63           .09                .18             .27          (.09)
Class R-2:
 Six months ended 2/28/2003 (2)                  13.81           .16                .17             .33          (.18)
 Period from 5/31/2002 to 8/31/2002              13.61           .11                .21             .32          (.12)
Class R-3:
 Six months ended 2/28/2003 (2)                  13.81           .19                .17             .36          (.21)
 Period from 6/26/2002 to 8/31/2002              13.69           .09                .13             .22          (.10)
Class R-4:
 Six months ended 2/28/2003 (2)                  13.81           .21                .17             .38          (.23)
 Period from 6/27/2002 to 8/31/2002              13.66           .09                .16             .25          (.10)
Class R-5:
 Six months ended 2/28/2003 (2)                  13.81           .24                .17             .41          (.26)
 Period from 5/15/2002 to 8/31/2002              13.52           .18                .29             .47          (.18)



                                                                                                Ratio of          Ratio of
                                              Net asset                      Net assets,        expenses        net income
                                             value, end          Total     end of period      to average        to average
                                              of period       return(4)     (in millions)     net assets        net assets
Class A:
 Six months ended 2/28/2003 (2)                  $13.96          2.81%            $4,102            .73%   (6)       3.23%  (6)
 Year ended 8/31/2002                             13.81           5.89             3,071             .76              4.70
 Year ended 8/31/2001                             13.69          11.23             1,628             .81              5.78
 Year ended 8/31/2000                             13.08           6.47             1,290             .83              6.06
 Year ended 8/31/1999                             13.01           1.55             1,535             .75              5.69
 Year ended 8/31/1998                             13.56           7.68             1,459             .76              6.09
Class B:
 Six months ended 2/28/2003 (2)                   13.96           2.45               353            1.44   (6)        2.45  (6)
 Year ended 8/31/2002                             13.81           5.14               205            1.46              3.86
 Year ended 8/31/2001                             13.69          10.47                46            1.50              4.85
 Period from 3/15/2000 to 8/31/2000               13.08           3.63                 5             .69              2.14
Class C:
 Six months ended 2/28/2003 (2)                   13.96           2.40               384            1.53   (6)        2.34  (6)
 Year ended 8/31/2002                             13.81           5.04               212            1.55              3.67
 Period from 3/15/2001 to 8/31/2001               13.69           2.92                22             .81              2.16
Class F:
 Six months ended 2/28/2003 (2)                   13.96           2.79               162             .76   (6)        3.15  (6)
 Year ended 8/31/2002                             13.81           5.85               104             .79              4.47
 Period from 3/19/2001 to 8/31/2001               13.69           3.24                13             .40              2.43
Class 529-A:
 Six months ended 2/28/2003 (2)                   13.96           2.73                39             .81   (6)        3.02  (6)
 Period from 2/19/2002 to 8/31/2002               13.81           3.98                15             .91   (6)        4.11  (6)
Class 529-B:
 Six months ended 2/28/2003 (2)                   13.96           2.36                11            1.63   (6)        2.16  (6)
 Period from 2/26/2002 to 8/31/2002               13.81           3.58                 3            1.64   (6)        3.38  (6)
Class 529-C:
 Six months ended 2/28/2003 (2)                   13.96           2.36                28            1.62   (6)        2.22  (6)
 Period from 2/19/2002 to 8/31/2002               13.81           3.58                11            1.63   (6)        3.36  (6)
Class 529-E:
 Six months ended 2/28/2003 (2)                   13.96           2.62                 3            1.10   (6)        2.68  (6)
 Period from 3/15/2002 to 8/31/2002               13.81           4.79                 1             .51              1.73
Class 529-F:
 Period from 9/16/2002 to 2/28/2003 (2)           13.96           2.21                 2             .38              1.14
Class R-1:
 Six months ended 2/28/2003 (2)                   13.96           2.41              - (5)           1.53 (6,7)        2.16  (6)
 Period from 6/13/2002 to 8/31/2002               13.81           2.02              - (5)            .31   (7)         .69
Class R-2:
 Six months ended 2/28/2003 (2)                   13.96           2.43                17            1.49 (6,7)        1.93  (6)
 Period from 5/31/2002 to 8/31/2002               13.81           2.34                 1             .37   (7)         .80
Class R-3:
 Six months ended 2/28/2003 (2)                   13.96           2.61                20            1.11 (6,7)        2.30  (6)
 Period from 6/26/2002 to 8/31/2002               13.81           1.58                 1             .20   (7)         .64
Class R-4:
 Six months ended 2/28/2003 (2)                   13.96           2.79                 7             .75 (6,7)        2.25  (6)
 Period from 6/27/2002 to 8/31/2002               13.81           1.87              - (5)            .13   (7)         .68
Class R-5:
 Six months ended 2/28/2003 (2)                   13.96           2.96                40             .43   (6)        3.52  (6)
 Period from 5/15/2002 to 8/31/2002               13.81           3.49                27             .13              1.28

                                                  Six months ended
                                                      February 28,                  Year ended August 31
                                                           2003(2)      2002       2001         2000         1999      1998

Portfolio turnover rate for all classes of shares             62%        59%        73%          48%          70%       79%



(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Unaudited.
(3) Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(4) Total returns exclude all sales charges, including contingent deferred sales charges.
(5) Amount less than 1 million.
(6) Annualized.
(7) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 2.84%, 2.17%, 1.21% and .80% for classes R-1, R-2, R-3 and R-4, respectively, during the six months ended February 28, 2003 and .38%, .48%, .25% and .16% for classes R-1, R-2, R-3 and R-4, respectively, during the period ended August 31, 2002. Such expense ratios are the result of higher expenses during the start-up period and are not indicative of expense ratios expected in the future.

OTHER SHARE CLASS RESULTS                                                                                               UNAUDITED

CLASS B, CLASS C, CLASS F AND CLASS 529
Returns for periods ended March 31, 2003 (the most recent calendar quarter):
                                                                                                    1 YEAR         LIFE OF CLASS
CLASS B SHARES
Reflecting applicable contingent deferred sales
     charge (CDSC), maximum of 5%, payable only
     if shares are sold within six years of purchase                                               +1.84%            +6.19%/1/
Not reflecting CDSC                                                                                +6.84%            +7.06%/1/

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only
     if shares are sold within one year of purchase                                                +5.74%            +5.00%/2/
Not reflecting CDSC                                                                                +6.74%            +5.00%/2/

CLASS F SHARES/3/
Not reflecting annual asset-based fee charged by sponsoring firm                                   +7.56%            +5.82%/4/

CLASS 529-A SHARES
Reflecting maximum of 3.75% sales charge                                                           +3.45%            +2.42%/5/
Not reflecting maximum sales charge                                                                +7.45%            +6.01%/5/

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5% payable
     only if shares are sold within six years of purchase                                          +1.65%            +1.65%/6/
Not reflecting CDSC                                                                                +6.65%            +5.31%/6/

CLASS 529-C SHARES
Reflecting maximum of 1%, payable only if shares
     are sold within one year of purchase                                                          +5.66%            +5.23%/5/
Not reflecting CDSC                                                                                +6.66%            +5.23%/5/

CLASS 529-E SHARES/3/
Total return                                                                                       +7.21%            +7.04%/7/

CLASS 529-F SHARES/3/
Total return                                                                                           --            +2.07%/8/

/1/ Average annual compound return from March 15, 2000, when Class B shares were first sold.
/2/ Average annual compound return from March 15, 2001, when Class C shares were first sold.
/3/ These shares are sold without any initial or contingent deferred sales charge.
/4/ Average annual compound return from March 19, 2001, when Class F shares were first sold.
/5/ Average annual compound return from February 19, 2002, when Class 529-A and Class 529-C shares were first sold.
/6/ Average annual compound return from February 26, 2002, when Class 529-B shares were first sold.
/7/ Average annual compound return from March 15, 2002, when Class 529-E shares were first sold.
/8/ From September 16, 2002, when Class 529-F shares were first sold.

OFFICE OF THE FUND AND OF THE
INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2371

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in Intermediate Bond Fund of America. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts of $100,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.70% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares were subject to annual expenses 0.79% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annual expenses (by 0.03%) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of Intermediate Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2003, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

The right choice for the long termSM

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 20 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we rely on our own research to find well-managed companies.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

GROWTH FUNDS
AMCAP Fund(R)
EuroPacific Growth Fund(R)
The Growth Fund of America(R)
The New Economy Fund(R)
New Perspective Fund(R)
New World FundSM
SMALLCAP World Fund(R)

GROWTH-AND-INCOME FUNDS
American Mutual Fund(R)
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America(R)
Washington Mutual Investors FundSM

EQUITY-INCOME FUNDS
Capital Income Builder(R)
The Income Fund of America(R)

BALANCED FUND
American Balanced Fund(R)

BOND FUNDS
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund(R)
Intermediate Bond Fund of America(R)
U.S. Government Securities FundSM

TAX-EXEMPT BOND FUNDS
American High-Income Municipal Bond Fund(R)
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America(R)

STATE-SPECIFIC TAX-EXEMPT FUNDS
The Tax-Exempt Fund of California(R)
The Tax-Exempt Fund of Maryland(R)
The Tax-Exempt Fund of Virginia(R)

MONEY MARKET FUNDS
The Cash Management Trust of America(R)
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. IBFA-013-0403
Litho in USA KBD/LPT/6163

Printed on recycled paper